Advances to Suppliers, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Advances to Suppliers, Net [Abstract]
Provision of advances to suppliers	$ 28,605,502